UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

CLEARBRIDGE

INTERNATIONAL GROWTH FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge International Growth Fund for the six-month reporting period ended April 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	ClearBridge International Growth Fund

Performance review

For the six months ended April 30, 2021, Class C shares of ClearBridge International Growth Fund, excluding sales charges, returned 19.70%. The Fund’s unmanaged benchmark, the MSCI EAFE Index (Net)i, returned 28.84% for the same period. The Lipper International Multi-Cap Growth Funds Category Averageii returned 23.93% over the same time frame.

Performance Snapshot as of April 30, 2021 (unaudited)
(excluding sales charges)	6 months
ClearBridge International Growth Fund:
Class A	20.17%
Class A2	20.11%
Class C	19.70%
Class FI	20.14%
Class R	19.95%
Class I	20.33%
Class IS	20.40%
MSCI EAFE Index (Net)	28.84%
Lipper International Multi-Cap Growth Funds Category Average	23.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2021, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.10%, 1.22%, 1.83%, 1.13%, 1.43%, 0.81% and 0.72%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.35% for Class A2 shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 0.90% for Class I shares and 0.80% for Class IS shares. In addition, the ratio of

ClearBridge International Growth Fund	III

Performance review (cont’d)

total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Large-cap stocks may fall out of favor with investors based on market and economic conditions. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. As a non-diversified fund, the Fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Growth stocks as a group can be more volatile than value stocks and may be out of favor and underperform the overall equity market while the market concentrates on value stocks. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	ClearBridge International Growth Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 403 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge International Growth Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 30, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge International Growth Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	20.17%	$1,000.00	$1,201.70	1.05%	$5.73	Class A	5.00%	$1,000.00	$1,019.59	1.05%	$5.26
Class A2	20.11	1,000.00	1,201.10	1.14	6.22	Class A2	5.00	1,000.00	1,019.14	1.14	5.71
Class C	19.70	1,000.00	1,197.00	1.84	10.02	Class C	5.00	1,000.00	1,015.67	1.84	9.20
Class FI	20.14	1,000.00	1,201.40	1.10	6.00	Class FI	5.00	1,000.00	1,019.34	1.10	5.51
Class R	19.95	1,000.00	1,199.50	1.40	7.63	Class R	5.00	1,000.00	1,017.85	1.40	7.00
Class I	20.33	1,000.00	1,203.30	0.77	4.21	Class I	5.00	1,000.00	1,020.98	0.77	3.86
Class IS	20.40	1,000.00	1,204.00	0.69	3.77	Class IS	5.00	1,000.00	1,021.37	0.69	3.46

2	ClearBridge International Growth Fund 2021 Semi-Annual Report

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge International Growth Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2021

ClearBridge International Growth Fund

Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 6.5%
Diversified Telecommunication Services — 1.4%
Cellnex Telecom SA	1,524,826	$86,265,724	(a)(b)
Entertainment — 3.5%
Nintendo Co. Ltd.	285,887	163,789,971	(b)
Spotify Technology SA	211,993	53,447,675	*
Total Entertainment		217,237,646
Interactive Media & Services — 1.6%
Tencent Holdings Ltd.	1,296,560	103,689,872	(b)
Total Communication Services		407,193,242
Consumer Discretionary — 12.6%
Diversified Consumer Services — 0.2%
Arco Platform Ltd., Class A Shares	534,750	13,721,685	*
Hotels, Restaurants & Leisure — 1.2%
Compass Group PLC	3,463,080	75,176,912	*(b)
Household Durables — 0.0%††
Victoria PLC	196,770	2,662,583	*(b)
Internet & Direct Marketing Retail — 2.9%
Just Eat Takeaway.com NV	884,126	91,393,319	*(a)(b)
MercadoLibre Inc.	20,588	32,343,336	*
Ocado Group PLC	1,938,126	56,122,424	*(b)
Total Internet & Direct Marketing Retail		179,859,079
Specialty Retail — 1.7%
Industria de Diseno Textil SA	2,884,004	102,675,876	(b)
Textiles, Apparel & Luxury Goods — 6.6%
adidas AG	398,037	122,914,838	*(b)
Burberry Group PLC	3,559,652	101,285,190	*(b)
Dr. Martens PLC	5,797,250	38,727,799	*(b)
LVMH Moet Hennessy Louis Vuitton SE	199,745	150,338,264	(b)
Total Textiles, Apparel & Luxury Goods		413,266,091
Total Consumer Discretionary		787,362,226
Consumer Staples — 10.5%
Beverages — 2.3%
Diageo PLC, ADR	809,450	145,174,857
Food Products — 4.2%
Nestle SA, ADR	1,771,963	211,802,738
Nestle SA, Registered Shares	417,750	49,803,131	(b)
Total Food Products		261,605,869

See Notes to Financial Statements.

4	ClearBridge International Growth Fund 2021 Semi-Annual Report

ClearBridge International Growth Fund

Security	Shares	Value
Personal Products — 4.0%
L’Oreal SA	382,113	$156,930,136	(b)
Shiseido Co. Ltd.	1,291,751	93,752,629	(b)
Total Personal Products		250,682,765
Total Consumer Staples		657,463,491
Financials — 9.0%
Banks — 1.0%
KBC Group NV	786,955	61,157,744	*(b)
Capital Markets — 3.8%
3i Group PLC	2,110,741	37,359,550	(b)
London Stock Exchange Group PLC	1,490,857	152,315,381	(b)
Vinci Partners Investments Ltd., Class A Shares	795,530	8,830,383	*
XP Inc., Class A Shares	937,237	37,114,585	*
Total Capital Markets		235,619,899
Insurance — 4.2%
AIA Group Ltd.	11,746,092	149,320,660	(b)
Ping An Insurance Group Co. of China Ltd., Class H Shares	10,318,999	112,744,999	(b)
Total Insurance		262,065,659
Total Financials		558,843,302
Health Care — 10.2%
Biotechnology — 2.1%
Argenx SE, ADR	212,946	61,053,748	*
Hansa Biopharma AB	822,352	16,390,074	*(b)
Zai Lab Ltd., ADR	329,291	54,731,457	*
Total Biotechnology		132,175,279
Health Care Equipment & Supplies — 3.9%
Alcon Inc.	1,729,630	129,836,447	*(b)
Hoya Corp.	985,581	112,211,478	(b)
Total Health Care Equipment & Supplies		242,047,925
Life Sciences Tools & Services — 1.5%
ICON PLC	441,676	95,821,608	*
Pharmaceuticals — 2.7%
Novo Nordisk A/S, ADR	1,177,230	87,056,159
Roche Holding AG	248,314	80,903,064	(b)
Total Pharmaceuticals		167,959,223
Total Health Care		638,004,035
Industrials — 19.7%
Aerospace & Defense — 1.6%
Airbus SE	846,875	101,709,075	*(b)
Air Freight & Logistics — 0.6%
InPost SA	1,874,820	35,734,047	*(b)

See Notes to Financial Statements.

ClearBridge International Growth Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

ClearBridge International Growth Fund

Security	Shares	Value
Commercial Services & Supplies — 1.5%
Rentokil Initial PLC	13,822,116	$95,501,081	(b)
Electrical Equipment — 3.1%
Legrand SA	498,767	48,559,687	(b)
Nidec Corp.	672,677	77,974,371	(b)
Vestas Wind Systems A/S	1,583,160	65,726,273	(b)
Total Electrical Equipment		192,260,331
Machinery — 4.6%
Atlas Copco AB, Class A Shares	2,040,970	123,722,355	(b)
FANUC Corp.	392,775	90,558,500	(b)
Sandvik AB	2,776,460	68,583,706	(b)
Total Machinery		282,864,561
Professional Services — 4.6%
Nihon M&A Center Inc.	1,124,400	29,409,106	(b)
Recruit Holdings Co., Ltd	925,000	41,840,313	(b)
Teleperformance	285,600	110,287,358	(b)
Thomson Reuters Corp.	1,154,625	107,078,635
Total Professional Services		288,615,412
Road & Rail — 2.2%
Canadian Pacific Railway Ltd.	358,210	133,681,413
Trading Companies & Distributors — 1.5%
Ashtead Group PLC	715,738	45,960,498	(b)
MonotaRO Co. Ltd.	1,932,858	49,226,097	(b)
Total Trading Companies & Distributors		95,186,595
Total Industrials		1,225,552,515
Information Technology — 23.6%
Electronic Equipment, Instruments & Components — 2.2%
TE Connectivity Ltd.	1,006,990	135,409,945
IT Services — 8.2%
Adyen NV	39,662	97,390,832	*(a)(b)
Amadeus IT Group SA	1,873,969	127,610,047	*(b)
Shopify Inc., Class A Shares	72,993	86,314,953	*
StoneCo Ltd., Class A Shares	1,481,055	95,735,395	*
Worldline SA	1,089,481	106,891,258	*(a)(b)
Total IT Services		513,942,485
Semiconductors & Semiconductor Equipment — 6.8%
ASML Holding NV	283,547	184,604,948	(b)
SolarEdge Technologies Inc.	122,326	32,237,794	*
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,185,003	138,337,250
Tokyo Electron Ltd.	154,304	67,964,479	(b)
Total Semiconductors & Semiconductor Equipment		423,144,471

See Notes to Financial Statements.

6	ClearBridge International Growth Fund 2021 Semi-Annual Report

ClearBridge International Growth Fund

Security		Shares	Value
Software — 5.9%
Atlassian Corp. PLC, Class A Shares		423,370	$100,575,777	*
Elastic NV		857,507	103,432,494	*
TeamViewer AG		2,392,416	113,766,037	*(a)(b)
Temenos AG, Registered Shares		340,384	50,024,313	(b)
Total Software			367,798,621
Technology Hardware, Storage & Peripherals — 0.5%
Samsung Electronics Co. Ltd.		412,800	30,164,251	(b)
Total Information Technology			1,470,459,773
Materials — 4.8%
Chemicals — 3.0%
Givaudan SA, Registered Shares		15,328	64,205,429	(b)
Linde PLC		433,531	124,139,658	(b)
Total Chemicals			188,345,087
Construction Materials — 1.8%
CRH PLC		2,356,710	111,362,690	(b)
Total Materials			299,707,777
Utilities — 2.2%
Electric Utilities — 2.2%
EDP - Energias de Portugal SA		24,233,698	134,871,739	(b)
Total Investments before Short-Term Investments (Cost — $4,897,106,340)			6,179,458,100

	Rate
Short-Term Investments — 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	32,696,074	32,696,074
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	8,174,019	8,174,019	(c)
Total Short-Term Investments (Cost — $40,870,093)			40,870,093
Total Investments — 99.7% (Cost — $4,937,976,433)			6,220,328,193
Other Assets in Excess of Liabilities — 0.3%			16,498,733
Total Net Assets — 100.0%			$6,236,826,926

See Notes to Financial Statements.

ClearBridge International Growth Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2021

ClearBridge International Growth Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2021, the total market value of investments in Affiliated Companies was $8,174,019 and the cost was $8,174,019 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

Summary of Investments by Country**
United Kingdom	14.1%
Japan	11.7
France	10.8
Switzerland	9.4
United States	6.8
Netherlands	5.5
Germany	5.3
Canada	5.3
Spain	5.1
China	4.4
Sweden	3.3
Ireland	3.3
Brazil	2.5
Denmark	2.4
Hong Kong	2.4
Taiwan	2.2
Portugal	2.2
Belgium	1.0
Poland	0.6
Argentina	0.5
South Korea	0.5
Short-Term Investments	0.7
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2021 and are subject to change.

See Notes to Financial Statements.

8	ClearBridge International Growth Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $4,929,802,414)	$6,212,154,174
Investments in affiliated securities, at value (Cost — $8,174,019)	8,174,019
Foreign currency, at value (Cost — $22,970)	22,783
Dividends and interest receivable	22,877,502
Receivable for Fund shares sold	19,087,828
Receivable for securities sold	14,260,988
Prepaid expenses	200,597
Total Assets	6,276,777,891

Liabilities:
Payable for securities purchased	24,805,328
Payable for Fund shares repurchased	11,028,840
Investment management fee payable	3,325,364
Service and/or distribution fees payable	199,126
Trustees’ fees payable	20,151
Accrued expenses	572,156
Total Liabilities	39,950,965
Total Net Assets	$6,236,826,926

Net Assets:
Par value (Note 7)	$920
Paid-in capital in excess of par value	4,808,968,433
Total distributable earnings (loss)	1,427,857,573
Total Net Assets	$6,236,826,926

See Notes to Financial Statements.

ClearBridge International Growth Fund 2021 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2021

Net Assets:
Class A	$489,070,744
Class A2	$14,851,871
Class C	$62,615,231
Class FI	$160,318,184
Class R	$33,091,060
Class I	$4,455,226,690
Class IS	$1,021,653,146

Shares Outstanding:
Class A	7,737,065
Class A2	235,631
Class C	1,080,054
Class FI	2,434,129
Class R	520,713
Class I	65,078,291
Class IS	14,915,084

Net Asset Value:
Class A (and redemption price)	$63.21
Class A2 (and redemption price)	$63.03
Class C*	$57.97
Class FI (and redemption price)	$65.86
Class R (and redemption price)	$63.55
Class I (and redemption price)	$68.46
Class IS (and redemption price)	$68.50
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$67.07
Class A2 (based on maximum initial sales charge of 5.75%)	$66.88

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge International Growth Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Dividends	$44,986,958
Interest from unaffiliated investments	1,943
Interest from affiliated investments	823
Less: Foreign taxes withheld	(6,990,803)
Total Investment Income	37,998,921

Expenses:
Investment management fee (Note 2)	18,541,858
Transfer agent fees (Note 5)	2,051,799
Service and/or distribution fees (Notes 2 and 5)	1,133,188
Trustees’ fees	299,376
Registration fees	149,724
Custody fees	133,483
Legal fees	82,952
Fund accounting fees	61,277
Fees recaptured by investment manager (Note 2)	21,969
Interest expense	20,969
Insurance	20,391
Audit and tax fees	20,260
Shareholder reports	19,561
Miscellaneous expenses	13,678
Total Expenses	22,570,485
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,736)
Net Expenses	22,568,749
Net Investment Income	15,430,172

Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	203,011,051
Written options	756,828
Foreign currency transactions	(169,285)
Net Realized Gain	203,598,594
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	694,303,197
Foreign currencies	(23,841)
Change in Net Unrealized Appreciation (Depreciation)	694,279,356
Net Gain on Investments, Written Options and Foreign Currency Transactions	897,877,950
Increase in Net Assets From Operations	$913,308,122

See Notes to Financial Statements.

ClearBridge International Growth Fund 2021 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment income	$15,430,172	$8,289,137
Net realized gain (loss)	203,598,594	(66,281,952)
Change in net unrealized appreciation (depreciation)	694,279,356	399,689,660
Increase in Net Assets From Operations	913,308,122	341,696,845

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,375,058)	(8,000,055)
Decrease in Net Assets From Distributions to Shareholders	(8,375,058)	(8,000,055)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,634,521,058	2,832,017,634
Reinvestment of distributions	7,293,531	7,090,498
Cost of shares repurchased	(720,871,849)	(1,218,163,701)
Increase in Net Assets From Fund Share Transactions	920,942,740	1,620,944,431
Increase in Net Assets	1,825,875,804	1,954,641,221

Net Assets:
Beginning of period	4,410,951,122	2,456,309,901
End of period	$6,236,826,926	$4,410,951,122

See Notes to Financial Statements.

12	ClearBridge International Growth Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$52.60	$47.79	$40.78	$42.11	$31.85	$32.80

Income (loss) from operations:
Net investment income	0.09	0.02	0.16	0.14	0.19	0.23
Net realized and unrealized gain (loss)	10.52	4.86	6.86	(1.44)	10.20	(1.18)
Total income (loss) from operations	10.61	4.88	7.02	(1.30)	10.39	(0.95)

Less distributions from:
Net investment income	—	(0.07)	(0.01)	(0.03)	(0.13)	—
Total distributions	—	(0.07)	(0.01)	(0.03)	(0.13)	—

Net asset value, end of period	$63.21	$52.60	$47.79	$40.78	$42.11	$31.85
Total return[3]	20.17%	10.23%	17.22%	(3.09)%	32.75%	(2.90)%

Net assets, end of period (000s)	$489,071	$387,465	$304,492	$84,163	$35,981	$18,467

Ratios to average net assets:
Gross expenses	1.05%[4]	1.10%	1.14%[5]	1.16%[5]	1.22%	1.30%
Net expenses[6,7]	1.05 [4]	1.10	1.14 [5]	1.15 [5]	1.15	1.15
Net investment income	0.29 [4]	0.04	0.37	0.32	0.52	0.74

Portfolio turnover rate	20%	23%	20%	31%[8]	176%	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge International Growth Fund 2021 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2021[2]		2020	2019[3]

Net asset value, beginning of period	$52.48		$47.80	$46.85

Income (loss) from operations:
Net investment income (loss)	0.09		(0.05)	(0.05)
Net realized and unrealized gain	10.46		4.89	1.00
Total income from operations	10.55		4.84	0.95

Less distributions from:
Net investment income	(0.00)	[4]	(0.16)	—
Total distributions	(0.00)	[4]	(0.16)	—

Net asset value, end of period	$63.03		$52.48	$47.80
Total return[5]	20.11%		10.14%	2.03%

Net assets, end of period (000s)	$14,852		$8,728	$2,410

Ratios to average net assets:
Gross expenses	1.14%[6]		1.22%	1.20%[6]
Net expenses[7]	1.14	[6,8]	1.22 [8]	1.20 [6]
Net investment income (loss)	0.30	[6]	(0.11)	(0.38) [6]

Portfolio turnover rate	20%		23%	20%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	For the period July 10, 2019 (inception date) to October 31, 2019.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended October 31, 2019.

See Notes to Financial Statements.

14	ClearBridge International Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$48.43	$44.29	$38.08	$39.59	$30.05	$31.18

Income (loss) from operations:
Net investment loss	(0.15)	(0.35)	(0.12)	(0.15)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	9.69	4.49	6.33	(1.36)	9.61	(1.07)
Total income (loss) from operations	9.54	4.14	6.21	(1.51)	9.54	(1.13)

Net asset value, end of period	$57.97	$48.43	$44.29	$38.08	$39.59	$30.05
Total return[3]	19.70%	9.32%	16.34%	(3.81)%	31.75%	(3.59)%

Net assets, end of period (000s)	$62,615	$48,930	$43,066	$78,846	$82,265	$68,697

Ratios to average net assets:
Gross expenses	1.84%[4,5]	1.90%[5]	1.91%[5]	1.92%[5]	2.03%[5]	2.09%
Net expenses[6,7]	1.84 [4,5]	1.90 [5]	1.90 [5]	1.90 [5]	1.90 [5]	1.90
Net investment loss	(0.52) [4]	(0.77)	(0.31)	(0.35)	(0.20)	(0.19)

Portfolio turnover rate	20%	23%	20%	31%[8]	176%	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge International Growth Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019		2018	2017	2016

Net asset value, beginning of period	$54.82	$49.83	$42.52		$43.90	$33.17	$34.16

Income (loss) from operations:
Net investment income (loss)	0.06	(0.01)	0.17		0.14	0.21	0.18
Net realized and unrealized gain (loss)	10.98	5.08	7.14		(1.50)	10.62	(1.17)
Total income (loss) from operations	11.04	5.07	7.31		(1.36)	10.83	(0.99)

Less distributions from:
Net investment income	—	(0.08)	(0.00)	[3]	(0.02)	(0.10)	—
Total distributions	—	(0.08)	(0.00)	[3]	(0.02)	(0.10)	—

Net asset value, end of period	$65.86	$54.82	$49.83		$42.52	$43.90	$33.17
Total return[4]	20.14%	10.17%	17.20%		(3.10)%	32.76%	(2.87)%

Net assets, end of period (000s)	$160,318	$136,487	$99,595		$30,126	$12,710	$7,126

Ratios to average net assets:
Gross expenses	1.10%[5]	1.15%[6]	1.17%[6]		1.22%[6]	1.29%	1.33%[6]
Net expenses[7,8]	1.10 [5]	1.15 [6]	1.15	[6]	1.15 [6]	1.15	1.15 [6]
Net investment income (loss)	0.19 [5]	(0.03)	0.37		0.30	0.55	0.53

Portfolio turnover rate	20%	23%	20%		31%[9]	176%	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge International Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$52.98	$48.20	$41.23	$42.65	$32.30	$33.35

Income (loss) from operations:
Net investment income (loss)	(0.01)	(0.13)	0.07	0.06	0.19	0.12
Net realized and unrealized gain (loss)	10.58	4.91	6.90	(1.48)	10.25	(1.17)
Total income (loss) from operations	10.57	4.78	6.97	(1.42)	10.44	(1.05)

Less distributions from:
Net investment income	—	—	—	—	(0.09)	—
Total distributions	—	—	—	—	(0.09)	—

Net asset value, end of period	$63.55	$52.98	$48.20	$41.23	$42.65	$32.30
Total return[3]	19.95%	9.92%	16.90%	(3.33)%	32.43%	(3.12)%

Net assets, end of period (000s)	$33,091	$20,575	$13,030	$4,895	$1,895	$160

Ratios to average net assets:
Gross expenses	1.40%[4,5]	1.44%[5]	1.47%[5]	1.53%	1.59%	1.61%
Net expenses[6,7]	1.40 [4,5]	1.40 [5]	1.40 [5]	1.40	1.40	1.40
Net investment income (loss)	(0.02) [4]	(0.27)	0.15	0.15	0.51	0.38

Portfolio turnover rate	20%	23%	20%	31%[8]	176%	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge International Growth Fund 2021 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$56.99	$51.71	$44.09	$45.48	$34.37	$35.30

Income (loss) from operations:
Net investment income	0.19	0.16	0.33	0.28	0.29	0.28
Net realized and unrealized gain (loss)	11.39	5.29	7.39	(1.57)	11.01	(1.21)
Total income (loss) from operations	11.58	5.45	7.72	(1.29)	11.30	(0.93)

Less distributions from:
Net investment income	(0.11)	(0.17)	(0.10)	(0.10)	(0.19)	—
Total distributions	(0.11)	(0.17)	(0.10)	(0.10)	(0.19)	—

Net asset value, end of period	$68.46	$56.99	$51.71	$44.09	$45.48	$34.37
Total return[3]	20.33%	10.57%	17.56%	(2.85)%	33.07%	(2.63)%

Net assets, end of period (millions)	$4,455	$3,144	$1,739	$429	$78	$25

Ratios to average net assets:
Gross expenses	0.77%[4]	0.81%	0.85%[5]	0.91%[5]	0.98%	1.04%
Net expenses[6,7]	0.77 [4]	0.81	0.85 [5]	0.90 [5]	0.90	0.90
Net investment income	0.59 [4]	0.30	0.68	0.60	0.74	0.83

Portfolio turnover rate	20%	23%	20%	31%[8]	176%	89%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	ClearBridge International Growth Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018[3]

Net asset value, beginning of period	$57.02	$51.73	$44.09	$47.90

Income (loss) from operations:
Net investment income (loss)	0.22	0.18	0.25	(0.01)
Net realized and unrealized gain (loss)	11.40	5.31	7.51	(3.80)
Total income (loss) from operations	11.62	5.49	7.76	(3.81)

Less distributions from:
Net investment income	(0.14)	(0.20)	(0.12)	—
Total distributions	(0.14)	(0.20)	(0.12)	—

Net asset value, end of period	$68.50	$57.02	$51.73	$44.09
Total return[4]	20.40%	10.64%	17.66%	(7.93)%

Net assets, end of period (000s)	$1,021,653	$665,030	$254,867	$46

Ratios to average net assets:
Gross expenses	0.69%[5]	0.72%	0.76%[6]	0.82%[5]
Net expenses[7]	0.69 [5,8]	0.72 [8]	0.76 [6]	0.80 [5,8]
Net investment income (loss)	0.67 [5]	0.32	0.51	(0.17) [5]

Portfolio turnover rate	20%	23%	20%	31%[9,10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	For the period September 17, 2018 (inception date) to October 31, 2018.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	For the year ended October 31, 2018.

See Notes to Financial Statements.

ClearBridge International Growth Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

20	ClearBridge International Growth Fund 2021 Semi-Annual Report

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge International Growth Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$53,447,675	$353,745,567	—	$407,193,242
Consumer Discretionary	46,065,021	741,297,205	—	787,362,226
Consumer Staples	356,977,595	300,485,896	—	657,463,491
Financials	45,944,968	512,898,334	—	558,843,302
Health Care	298,662,972	339,341,063	—	638,004,035
Industrials	240,760,048	984,792,467	—	1,225,552,515
Information Technology	692,043,608	778,416,165	—	1,470,459,773
Other Common Stocks	—	434,579,516	—	434,579,516
Total Long-Term Investments	1,733,901,887	4,445,556,213	—	6,179,458,100
Short-Term Investments†	40,870,093	—	—	40,870,093
Total Investments	$1,774,771,980	$4,445,556,213	—	$6,220,328,193

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

22	ClearBridge International Growth Fund 2021 Semi-Annual Report

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

ClearBridge International Growth Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

24	ClearBridge International Growth Fund 2021 Semi-Annual Report

the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

ClearBridge International Growth Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with ClearBridge Investments, LLC (“ClearBridge”). Pursuant to the agreement, ClearBridge provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. The following chart shows the annual management fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as the sub-administrator to the Fund and provides certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and LMPFA. For LMPFA’s services to the Fund, ClearBridge (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to it by ClearBridge. ClearBridge, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

As a result of expense limitation arrangements between the Fund and ClearBridge, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.15%, 1.35%, 1.90%, 1.15%, 1.40%, 0.90% and 0.80%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2021, fees waived and/or expenses reimbursed amounted to $1,736, which included an affiliated money market fund waiver of $1,573.

ClearBridge is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which ClearBridge earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will ClearBridge recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

26	ClearBridge International Growth Fund 2021 Semi-Annual Report

Pursuant to these arrangements, at April 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by ClearBridge and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I
Expires October 31, 2022	$433	$346	$164	$3,927	$2,011
Expires October 31, 2023	—	117	—	6,318	—
Total fee waivers/expense reimbursements subject to recapture	$433	$463	$164	$10,245	$2,011

For the six months ended April 30, 2021, fee waivers and/or expense reimbursements recaptured by ClearBridge, if any, were as follows:

	Class C	Class R
ClearBridge recaptured	$16,941	$5,028

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$222,294	$50,417	—
CDSCs	981	—	$1,364

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

ClearBridge International Growth Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,879,829,713
Sales	275,444,718

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,937,976,433	$1,331,146,033	$(48,794,273)	$1,282,351,760

4. Derivative instruments and hedging activities

At April 30, 2021, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2021. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$756,828

During the six months ended April 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options†	$14,857

†	At April 30, 2021, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

28	ClearBridge International Growth Fund 2021 Semi-Annual Report

For the six months ended April 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$557,396	†	$257,982
Class A2	15,302		12,360
Class C	294,370	†	28,365
Class FI	196,703		123,604
Class R	69,417		24,234
Class I	—		1,589,696
Class IS	—		15,558
Total	$1,133,188		$2,051,799

†

Amounts shown are exclusive of expense reimbursements. For the six months ended April 30, 2021, the service and/or distribution fees reimbursed amounted to $29 and $134 for Class A and Class C shares, respectively.

For the six months ended April 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$154
Class A2	3
Class C	151
Class FI	45
Class R	8
Class I	1,126
Class IS	249
Total	$1,736

6. Distributions to shareholders by class

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Net Investment Income:
Class A	—	$475,717
Class A2	$487	11,369
Class C	—	—
Class FI	—	165,169
Class R	—	—
Class I	6,501,173	6,261,254
Class IS	1,873,398	1,086,546
Total	$8,375,058	$8,000,055

7. Shares of beneficial interest

At April 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

ClearBridge International Growth Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,838,785	$114,668,094	4,120,408	$198,368,836
Shares issued on reinvestment	—	—	8,815	438,257
Shares repurchased	(1,467,296)	(88,764,574)	(3,135,042)	(154,842,157)
Net increase	371,489	$25,903,520	994,181	$43,964,936

Class A2
Shares sold	86,379	$5,359,784	135,295	$6,734,843
Shares issued on reinvestment	8	487	229	11,369
Shares repurchased	(17,079)	(1,068,912)	(19,612)	(968,197)
Net increase	69,308	$4,291,359	115,912	$5,778,015

Class C
Shares sold	192,321	$10,992,562	356,939	$16,624,629
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(122,508)	(7,008,729)	(319,030)	(14,173,220)
Net increase	69,813	$3,983,833	37,909	$2,451,409

Class FI
Shares sold	610,194	$39,670,745	1,770,398	$89,123,601
Shares issued on reinvestment	—	—	3,139	162,761
Shares repurchased	(665,663)	(42,569,376)	(1,282,625)	(67,875,556)
Net increase (decrease)	(55,469)	$(2,898,631)	490,912	$21,410,806

Class R
Shares sold	182,057	$11,309,474	252,545	$12,647,939
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(49,730)	(3,118,065)	(134,486)	(6,537,236)
Net increase	132,327	$8,191,409	118,059	$6,110,703

Class I
Shares sold	17,217,269	$1,158,492,167	38,638,778	$2,042,823,812
Shares issued on reinvestment	86,217	5,789,484	103,295	5,551,037
Shares repurchased	(7,391,652)	(498,058,407)	(17,202,146)	(874,413,797)
Net increase	9,911,834	$666,223,244	21,539,927	$1,173,961,052

Class IS
Shares sold	4,420,261	$294,028,232	8,584,401	$465,693,974
Shares issued on reinvestment	22,384	1,503,560	17,254	927,074
Shares repurchased	(1,189,712)	(80,283,786)	(1,866,498)	(99,353,538)
Net increase	3,252,933	$215,248,006	6,735,157	$367,267,510

30	ClearBridge International Growth Fund 2021 Semi-Annual Report

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2021. The following transactions were effected in such company for the six months ended April 30, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,735,780	$171,430,425	171,430,425	$172,992,186	172,992,186

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$823	—	$8,174,019

9. Deferred capital losses

As of October 31, 2020, the Fund had deferred capital losses of $61,983,446, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s

ClearBridge International Growth Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

12. Subsequent events

Effective May 21, 2021, as a result of an expense limitation arrangement between the Fund and ClearBridge, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares will not exceed 1.06%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

Effective June 16, 2021, the Fund will no longer sell Class A2 shares. Following the close of business on June 24, 2021, all outstanding Class A2 shares will automatically convert into Class A shares of the Fund. Shareholders holding Class A2 shares at the time of conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class A2 shares immediately prior to the conversion. No sales load or other charges will be imposed in connection with the conversion. The conversion is not expected to be a taxable event for federal income tax purposes.

32	ClearBridge International Growth Fund 2021 Semi-Annual Report

ClearBridge

International Growth Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager/adviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge International Growth Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge International Growth Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge International Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013673 6/21 SR21-4160

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 22, 2021